Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 137.7		$ 145.0	$ 132.8
Net interest expense	144.1		126.5	139.4
Components of defined benefit costs recognized in profit or loss	281.8		271.5	272.2
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(71.3)		29.3	45.7
Actuarial loss arising from experience adjustments	334.7		483.9	38.2
Actuarial loss (gain) arising from changes in financial assumptions	597.8		(258.5)	694.6
Actuarial loss arising from changes in demographic assumptions				278.7
Components of defined benefit costs recognized in other comprehensive income	861.2	$ 28.1	254.7	1,057.2
Total	$ 1,143.0		$ 526.2	$ 1,329.4